Group plc statement of changes in equity (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statements [Line Items]
Unclaimed dividend maturity period	10 years
Ordinary shares	£ 499	£ 499
Number of ordinary shares	9,968,127,681	9,968,127,681
Par value per share	£ 0.05	£ 0.05
Profit for the year	£ 2,159	£ 2,032
BT Group plc [Member]
Statements [Line Items]
Unclaimed dividend maturity period	10 years
Ordinary shares	£ 499	£ 499
Number of ordinary shares	9,968,127,681	9,968,127,681
Par value per share	£ 0.05	£ 0.05
Profit for the year	£ 44	£ 61
BT Group plc [Member] | Own Shares [Member]
Statements [Line Items]
Number of shares issued	9,066,942	38,627,352
Issue costs	£ 28	£ 130
Shares held at cost	54,330,273	59,249,666
Aggregate nominal value of shares held at cost	£ 3	£ 1